As filed with the Securities and Exchange Commission on October 20, 2014.

                      File No. 333-195493
File No. 811-22961

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

Pre-Effective Amendment No. _3_

Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940(X)
Amendment No. _3_

Alpha Architect ETF Trust
(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road, Broomall, Pennsylvania 19008
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (215) 882-9983

Wesley R. Gray
213 Foxcroft Road
Broomall, Pennsylvania 19008
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:  As soon as practicable following the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A for Alpha Architect ETF Trust incorporates by reference the Registrant’s Part A and Part B contained in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed on October 17, 2014 (Accession number 0001582816-14-000543). This Amendment is being filed to incorporate an updated Exhibit (j)(1) - Consent of Independent Registered Public Accounting Firm.

ALPHA ARCHITECT ETF TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits:

(a)           Articles of Incorporation.

(1)
Agreement and Declaration of Trust of Alpha Architect ETF Trust (the “Registrant”), previously filed as Exhibit 99.a.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Certificate of Trust, as filed with the office of the Secretary of State of the State of Delaware on October 11, 2013, previously filed as Exhibit 99.a.2 with the Registrant’s initial registration statement on April 25, 2014, is hereby incorporated by reference.

(3)
Certificate of Amendment to the Certificate of Trust, as filed with the office of the Secretary of State of the State of Delaware on April 17, 2014, previously filed as Exhibit 99.a.3 with the Registrant’s initial registration statement on April 25, 2014, is hereby incorporated by reference.

(b)           By-laws.

(1)	By-Laws of the Registrant, previously filed as Exhibit 99.b.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(c)           Instruments Defining Rights of Security Holders.

(1)	Agreement and Declaration of Trust
(i)           Article III:  Shares
(ii)          Article V:  Shareholders’ Voting Powers and Meetings
(iii)         Article VI:  Net Asset Value; Distributions; Redemptions; Transfers
(iv)         Article VIII:  Certain Transactions, Section 4
(v)          Article X:  Miscellaneous, Section 4

(2)	By-Laws
(i)           Article II:  Meetings of Shareholders
(ii)          Article VI:  Records and Reports, Sections 1, 2, and 3
(iii)         Article VII:  General Matters, Sections 3, 4, 6, and 7
(iv)         Article VIII:  Amendments, Section 1

(d)           Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and Empowered Funds, LLC, previously filed as Exhibit 99.d.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(e)           Underwriting Contracts.

(1)
Distribution Agreement between the Registrant and Quasar Distributors, LLC, previously filed as Exhibit 99.e.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Form of Authorized Participant Agreement, previously filed as Exhibit 99.e.2. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(f)           Bonus or Profit Sharing Contracts.

Not Applicable.

(g)           Custodian Agreements.

(1)
Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit 99.g.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(h)           Other Material Contracts.

(1)
Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.2. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(3)
Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit 99.h.3. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(i)           Legal Opinion.

(1)
Opinion and Consent of Counsel, previously filed as Exhibit 99.i.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(j)           Other Opinions.

(1)	Consent of Independent Registered Public Accounting Firm is filed herewith as Exhibit 99.j.1.

(k)           Omitted Financial Statements.

Not Applicable.

(l)           Initial Capital Agreements.

(1)	To be filed by amendment.

(m)           Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit 99.m.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(n)           Rule 18f-3 Plan.

Not Applicable.

(o)           Reserved.

(p)           Code of Ethics.

(1)
Code of Ethics of the Registrant, previously filed as Exhibit 99.p.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(2)
Code of Ethics of Empowered Funds, LLC, previously filed as Exhibit 99.p.2. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

(q)           Other

(1)	Power of Attorney, previously filed as Exhibit 99.q.1. with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on October 17, 2014, is hereby incorporated by reference.

Item 29.        Persons Controlled By or Under Common Control with the Registrant:

None.

Item 30.        Indemnification:

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.        Business and Other Connections of Investment Adviser:

Empowered Funds, LLC (the “Adviser”), the investment adviser to each series of the Registrant, is a registered investment advisor. For additional information, please see the Adviser’s Form ADV filed with the Commission (File No. 801-79835), incorporated herein by reference, which sets forth the officers and members of the Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and members during the past two years.

Item 32.        Principal Underwriters:

(a) Quasar Distributors, LLC (“Quasar”) is the Registrant’s principal underwriter.  To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	KKR Alternative Corporate Opportunities Fund
Aegis Value Fund, Inc.	KKR Series Trust
Allied Asset Advisors Funds	Litman Gregory Funds Trust
Alpine Equity Trust	LKCM Funds
Alpine Income Trust	LoCorr Investment Trust
Alpine Series Trust	Loeb King Trust
Appleton Funds	Lord Asset Management Trust
Barrett Opportunity Fund, Inc.	MainGate Trust
Brandes Investment Trust	Managed Portfolio Series
Bridge Builder Trust	Matrix Advisors Value Fund, Inc.
Bridges Investment Fund, Inc.	Merger Fund
Brookfield Investment Funds	Monetta Trust
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Capital Guardian Funds Trust	Perritt Funds, Inc.
Cushing Funds Trust	PRIMECAP Odyssey Funds
DoubleLine Funds Trust	Professionally Managed Portfolios
ETF Series Solutions	Prospector Funds, Inc.
Evermore Funds Trust	Provident Mutual Funds, Inc.
FactorShares Trust	Purisima Funds
First American Funds, Inc.	Rainier Investment Management Mutual Funds
First American Investment Funds, Inc.	RBC Funds Trust
First American Strategy Funds, Inc.	SCS Financial Funds
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Thompson IM Funds, Inc.
Greenspring Fund, Inc.	TIFF Investment Program, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios
Hennessy Funds Trust	USA Mutuals
Hennessy Funds, Inc.	USFS Funds Trust
Hennessy Mutual Funds, Inc.	Wall Street Fund, Inc.
Hennessy SPARX Funds Trust	Westchester Capital Funds
Hotchkis & Wiley Funds	Wexford Trust/PA
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	WY Funds
Jacob Funds, Inc.	YCG Funds

(b) The directors and executive officers of Quasar are as follows:

Name and Principal Business Address	Position and Offices with Quasar	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None

Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1)This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.        Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)	Alpha Architect ETF Trust, 213 Foxcroft Road, Broomall, PA 19008.
(b)	Empowered Funds, LLC, 213 Foxcroft Road, Broomall, PA 19008 (records relating to its role as investment adviser).
(c)	U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (records relating to its role as administrator, fund accountant, transfer agent and dividend disbursing agent).
(d)	U.S. Bank National Association, 1555 North River Center Drive, Suite 302, Milwaukee, WI 53212 (records relating to its role as custodian).
(e)	Quasar Distributors, LLC, 615 East Michigan Street, 4th Floor, Milwaukee, WI 53202 (records relating to its role as principal underwriter).

Item 34.        Management Services:

None.

Item 35.        Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Broomall and the State of Pennsylvania, on the 20th day of October, 2014.

ALPHA ARCHITECT ETF TRUST

By: /s/ Wesley R. Gray
Wesley R. Gray
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wesley R. Gray	Trustee and President	October 20, 2014
Wesley R. Gray

/s/ John R. Vogel	Treasurer	October 20, 2014
John R. Vogel
/s/ Daniel Dorn	Trustee	October 20, 2014
Daniel Dorn*

/s/ Michael Pagano	Trustee	October 20, 2014
Michael Pagano*

/s/ Tom Scott	Trustee	October 20, 2014
Tom Scott*

*By:	/s/ Wesley R. Gray Wesley R. Gray Attorney-in-Fact (Pursuant to Power of Attorney incorporated herein by reference)

Exhibit Index

Exhibit No.	Description
Exhibit 99.j.1	Consent of Independent Registered Public Accounting Firm